STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of assumptions used for estimated fair value of employee stock options granted

Expected volatility	90%
Common stock value	$5.6-$33.7
Risk free interest rate	0.06%
Expected dividend yield	—
Expected term (years)	6.25

Schedule of outstanding unvested stock activities

Unvested
Common
Stock
Balances outstanding at December 31, 2020	450,424
New grants or issues	834,883
Common stock vested	(448,773)
Repurchased stock	(21,651)
Balances outstanding at December 31, 2021	814,883

Schedule of stock-based compensation expense recognized for both employees and non-employees

	2021	2020
Sales and marketing	$67,119	$22,805
Research and development	369,434	—
General and administrative	63,315	5,339
Total stock-based compensation expense	$499,868	$28,144

Stock Option Activity [Member]
Schedule of stock option activity

	Options Outstanding
			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual	Aggregate
	Number of	Price Per	Term	Intrinsic
	Options	Share	(in years)	Value
Balance as of December 31, 2019	85,000	$0.63	8.48	$623,100
Stock options granted	—	—
Stock options exercised	—	—
Stock options forfeited, canceled, or expired	—	—
Balance as of December 31, 2020	85,000	$0.63	7.48	$422,500
Stock options granted	168,500	6.01
Stock options exercised	(55,000)	0.10		$302,500
Stock options forfeited, cancelled, or expired	—	—
Balance as of December 31, 2021	198,500	5.35	9.11	$7,024,429
Options exercisable as of December 31, 2021	95,544	4.40	8.76	$3,471,200
Options vested and expected to vest as of December 30, 2021	198,500	$5.35	9.11	$7,024,429

Restricted Stock Units (RSUs) [Member]
Schedule of stock option activity

		Weighted Average
		Grant Date Fair
		Value
	Share	per Share
Balance as of December 31, 2020	—	$—
Restricted Stock units granted	910,867	14.33
Restricted Stock units forfeited	—	—
Restricted Stock units vested	—	—
Balance as of December 31, 2021	910,867	$14.33